POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JULY 8, 2008 TO THE PROSPECTUS
DATED AUGUST 30, 2007 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares DWA Technical LeadersTM Portfolio

The PowerShares CleantechTM Portfolio (the "Fund") is now offered pursuant to a separate prospectus. All references to the Fund in this prospectus are hereby deleted. To obtain a copy of the current prospectus for the Fund please call 1-800-337-4246 or visit www.InvescoPowerShares.com.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JULY 8, 2008 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 30, 2007 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Listed Private Equity Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares DWA Technical LeadersTM Portfolio

The PowerShares CleantechTM Portfolio (the "Fund") is now offered pursuant to a separate statement of additional information. All references to the Fund in this statement of additional information are hereby deleted. To obtain a copy of the current statement of additional information for the Fund please call 1-800-337-4246 or visit www.InvescoPowerShares.com.

Please Retain This Supplement For Future Reference.